[First Ameritas Life Insurance Corp. of New York Logo]

Robert G. Lange
Director, Vice President, General Counsel & Secretary
--------------------------------------------------------------------------------
402-325-4249 (Direct)                   Administrative Offices:  5900 "O" Street
402-467-7956 (Fax)                                            Lincoln, NE  68510



February 23, 2011

                                            (Transmitted via EDGAR on 2/23/2011)


Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549-0102

RE:    N-SAR Filing:       First Ameritas Variable Life Separate Account
                           ("Registrant"),
                           File No. 811-09979


Dear Sirs:

         We hereby submit the annual Form N-SAR filing for the above-referenced Registrant.

         There is no fee for this filing.

         If you have any questions concerning this filing, please contact the undersigned.

Sincerely,

/s/ Robert G. Lange

Robert G. Lange
Director, Vice President, General Counsel & Secretary

Attachment

                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:                          / /          (a)
               or fiscal year ending:                      12/31/10       (b)

Is this a transition report? (Y/N)                                           N

Is this an amendment to a previous filing? (Y/N)                             N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name:  First Ameritas Variable Life Separate Account
         B. File Number:      811-09979
         C. Telephone Number: 402-467-7894

2.       A. Street:                  5900 "O" Street
         B. City:                    Lincoln
         C. State:                   NE
         D. Zip Code:                68510       Zip Ext:
         E. Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)                N

4. Is this the last filing on this form by Registrant? (Y/N)                 N

5. Is Registrant a small business investment company (SBIC)? (Y/N)           N
[If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)                        Y
[If answer is "Y" (Yes), complete only items 111 through 132.]

For period ending 12/31/10         If filing more than one Page 47, "X" box:[ ]
File number 811-09979

                             UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:

     B. [/] File Number (if any):

     C. [/] City: State: Zip Code: Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:

112. A. [/] Sponsor Name:

     B. [/] File Number (if any):

     C. [/] City: State: Zip Code: Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:

For period ending   12/31/10      If filing more than one Page 48, "X" box:[  ]
File number 811-09979

113. A. [/] Trustee Name:

     B. [/] City: State: Zip Code: Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:

114. A. [/] Principal Underwriter Name:

     B. [/] File Number (if any):

     C. [/] City: State: Zip Code: Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:

     B. [/] City: State: Zip Code: Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:

For period ending  12/31/10        If filing more than one Page 49, "X" box:[ ]
File number 811-09979

116. Family of investment companies information:

     A.[/] Is Registrant part of a family of investment companies: (Y/N)

     B.[/] Identify the family in 10 letters:

117. A.[/] Is Registrant a separate account of an insurance company?: (Y/N)

       If answer if "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.[/] Variable annuity contracts? (Y/N)

     C.[/] Scheduled premium variable life contracts? (Y/N)

     D.[/] Flexible premium variable life contracts? (Y/N)

     E.[/] Other types of insurance products registered under the Securities
           Act of 1933? (Y/N)

118.   [/] State the number of series existing at the end of the period that
           had securities registered under the Securities Act of 1933     _____

119.   [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during
           the period                                                     _____

120.   [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
           ($000's omitted)                                              $_____

121.   [/] State the number of series for which a current prospectus was in
           existence at the end of the period                             _____

122.   [/] State the number of existing series for which additional units were registered under the Securities act of 1933
           during the current period                                      _____

For period ending 12/31/10         If filing more than one Page 50, "X" box:[ ]
File number 811-09979

123.   [/] State the total value of the additional units considered
           in answering item 122 ($000's omitted)                        $_____

124.   [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
           in the subsequent series) ($000's omitted)                    $_____

125.   [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
           of units of all series of Registrant ($000's omitted)         $    0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
           subsequent series.) ($000's omitted)                          $    0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                      Number of           Total Assets         Total Income
                                                       Series                ($000's           Distributions
                                                      Investing              omitted)         ($000's omitted)
A.   U.S. Treasury direct issue                                          $                     $
                                                     ----------            -----------           -----------
B.   U.S. Government agency                                              $                     $
                                                     ----------            -----------           -----------
C.   State and municipal tax-free                                        $                     $
                                                     ----------            -----------           -----------
D.   Public utility debt                                                 $                     $
                                                     ----------            -----------           -----------
E.   Brokers or dealers debt or debt of
Brokers' or dealers' parent                                              $                     $
                                                     ----------            -----------           -----------
F.   All other corporate intermediate and
long-term debt                                                           $                     $
                                                     ----------            -----------           -----------
G.   All other corporate short-term debt                                 $                     $
                                                     ----------            -----------           -----------
H.   Equity securities of brokers or dealers
or parents of brokers or dealers                                         $                     $
                                                     ----------            -----------           -----------
I.   Investment company equity securities                                $                     $
                                                     ----------            -----------           -----------
J.   All other equity securities                                         $          82         $           0
                                                     ----------            -----------           -----------
K.   Other securities                                                    $                     $
                                                     ----------            -----------           -----------
L.   Total assets of all series of registrant                            $          82         $
                                                     ----------            -----------           -----------

For period ending 12/31/10
File number 811-09979

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
         issuer? (Y/N)                                                    _____

         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
         current period? (Y/N)                                            _____

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
         insurance or guarantees? (Y/N)                                   _____

131.     Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted)                               $    1

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-_____     811-_____    811-_____    811-_____     811-_____
         811-_____     811-_____    811-_____    811-_____     811-_____
         811-_____     811-_____    811-_____    811-_____     811-_____
         811-_____     811-_____    811-_____    811-_____     811-_____
         811-_____     811-_____    811-_____    811-_____     811-_____
         811-_____     811-_____    811-_____    811-_____     811-_____
         811-_____     811-_____    811-_____    811-_____     811-_____
         811-_____     811-_____    811-_____    811-_____     811-_____

133.This report is signed on behalf of the registrant (or depositor or trustee).

City of:  Lincoln                            State of:  NE      Date: 02/23/11

Name of Registrant, Depositor, or Trustee:   First Ameritas Life Insurance Corp.
                                             of New York (Depositor)

By (Name and Title):                         Witness (Name and Title):

/s/ Robert C. Barth                          /s/ Robert G. Lange
_______________________________________      __________________________________
Robert C. Barth                              Robert G. Lange
Senior Vice President &                      Director, Vice President,
Chief Financial Officer                      General Counsel & Secretary